Profit appropiation and restricted net assets (Tables)	12 Months Ended
Dec. 31, 2019
Profit appropriation and restricted net assets
Schedule of Condensed Balance Sheets

	As of December 31
	2018	2019	2019
	RMB	RMB	US$
			(Note 2(f))

ASSETS
Current assets
Cash and cash equivalents	13,000	6,967	1,001
Time deposits	162,688	48,748	7,002
Prepaid expenses and other current assets	5,808	3,343	480
Amounts due from inter-company entities	491,500	498,925	71,666
Total current assets	672,996	557,983	80,149
Non-current assets
Long-term investments in subsidiaries and VIEs	208,393	227,259	32,644
Time deposits	—	113,415	16,291
Total non-current assets	208,393	340,674	48,935
Total assets	881,389	898,657	129,084

LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current liabilities
Accrued expenses and other current liabilities	9,971	7,585	1,090
Amounts due to inter-company entities	13,754	13,828	1,986
Tax payables	—	91	13
Total current liability	23,725	21,504	3,089
Total liabilities	23,725	21,504	3,089
Shareholders’ deficit:
Ordinary shares	199	205	29
Treasury stock	—	(6,011)	(863)
Additional paid-in capital	1,107,019	1,128,079	162,038
Accumulated other comprehensive income	49,105	60,666	8,714
Accumulated deficit	(298,659)	(305,786)	(43,923)
Total shareholders’ deficit	857,664	877,153	125,995
Total liabilities and shareholders’ deficit	881,389	898,657	129,084

Schedule of Condensed Statements of Operations and Comprehensive Loss

	For the year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
				(Note 2(f))

Operating expenses:
Product development expenses	(54)	—	—	—
General and administrative expenses	(11,654)	(14,148)	(11,714)	(1,683)
Total operating expenses	(11,708)	(14,148)	(11,714)	(1,683)
Loss from operations	(11,708)	(14,148)	(11,714)	(1,683)
Impairment loss	—	(7,364)	—	—
Interest income	3,746	5,406	5,614	806
Interest expenses and other expense, net	2,601	(2,597)	(517)	(74)
Loss before income tax expenses	(5,361)	(18,703)	(6,617)	(951)
Income tax expenses	—	—	(510)	(73)
Net loss, all attributable to the Company’s ordinary shareholders	(5,361)	(18,703)	(7,127)	(1,024)
Comprehensive loss:
Net loss	(5,361)	(18,703)	(7,127)	(1,024)
Other comprehensive income/(loss)
Foreign currency translation adjustments	(51,686)	43,313	11,561	1,661
Total comprehensive loss	(57,047)	24,610	4,434	637

Schedule of Condensed Statements of Cash Flows

	For the year ended December 31,
	2018	2018	2019	2019
	RMB	RMB	RMB	US$
				(Note 2(f))
Cash flows from operating activities:
Net cash used in by operating activities	(162,335)	(3,836)	(6,718)	(965)
Cash flows from investing activities:
Placement of time deposits	(130,126)	(224,586)	(167,164)	(24,012)
Withdrawal of time deposits	286,277	246,326	169,412	24,334
Investment in subsidiaries	—	(68,755)	—	—
Net cash provided by/(used in) investing activities	156,151	(47,015)	2,248	322
Cash flows from financing activities:
Share repurchase program	—	—	(6,011)	(863)
Proceeds from exercise of stock options	260	1,611	4,334	623
Net cash provided by (used in) financing activities	260	1,611	(1,677)	(240)
Effect of exchange rate changes on cash and cash equivalents	(1,257)	775	114	17
Net decrease in cash and cash equivalents	(7,181)	(48,465)	(6,033)	(866)
Cash and cash equivalents at the beginning of the year	68,646	61,465	13,000	1,867
Cash and cash equivalents at the end of the year	61,465	13,000	6,967	1,001